Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	118 Months Ended	120 Months Ended	130 Months Ended		132 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Knights of Columbus Core Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)					2.01%	1.79%	[1]
Knights of Columbus Core Bond Fund | Bloomberg US Aggregate Catholic Values Custom Screened Total Return Index (reflects no deduction for fees, expenses or taxes) | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.27%								[1]
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.93%	(0.59%)					2.03%	1.80%	[1]
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	(1.86%)					0.79%	0.59%	[1]
Knights of Columbus Core Bond Fund | I Shares | Knights of Columbus Core Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.09%	(0.99%)					1.03%	0.86%	[1]
Knights of Columbus Core Bond Fund | Class S Shares | Knights of Columbus Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.84%	(0.69%)					1.94%	1.93%	[1]
Knights of Columbus Limited Duration Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)					2.01%	1.79%	[3]
Knights of Columbus Limited Duration Fund | Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	1.97%					2.09%	1.95%	[3]
Knights of Columbus Limited Duration Fund | Bloomberg US Government/Credit 1-3 Year Catholic Values Custom Screened Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.34%								[3]
Knights of Columbus Limited Duration Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	2.02%					2.15%	1.97%	[3]
Knights of Columbus Limited Duration Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.52%	0.90%					1.19%	1.06%	[3]
Knights of Columbus Limited Duration Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	1.06%					1.23%	1.11%	[3]
Knights of Columbus Limited Duration Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	1.89%					2.05%	1.94%	[3]
Knights of Columbus Large Cap Growth Fund | Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	13.47%					14.55%	13.14%	[5]
Knights of Columbus Large Cap Growth Fund | Bloomberg 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.93%	13.60%					16.60%	15.20%	[5]
Knights of Columbus Large Cap Growth Fund | Bloomberg 1000 Catholic Values Growth Factor Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	18.97%								[5]
Knights of Columbus Large Cap Growth Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.21%	11.67%					14.17%	12.85%	[5]
Knights of Columbus Large Cap Growth Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.60%	10.52%					12.92%	11.70%	[5]
Knights of Columbus Large Cap Growth Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	9.00%					11.46%	10.39%	[5]
Knights of Columbus Large Cap Growth Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.12%	11.56%					14.08%	13.01%	[5]
Knights of Columbus Large Cap Value Fund | Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	13.47%					14.55%	13.14%	[7]
Knights of Columbus Large Cap Value Fund | Bloomberg 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.53%	12.66%					11.07%	9.78%	[7]
Knights of Columbus Large Cap Value Fund | Bloomberg 1000 Catholic Values Value Factor Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	16.13%								[7]
Knights of Columbus Large Cap Value Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.11%	13.70%					11.39%	10.08%	[7]
Knights of Columbus Large Cap Value Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.79%	12.07%					10.23%	9.00%	[7]
Knights of Columbus Large Cap Value Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.78%	10.72%					9.16%	8.07%	[7]
Knights of Columbus Large Cap Value Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.00%	13.61%					11.29%	10.40%	[7]
Knights of Columbus Small Cap Fund | Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.09%					14.27%	12.85%	[9]
Knights of Columbus Small Cap Fund | Bloomberg 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.06%	6.65%					10.00%	8.48%	[9]
Knights of Columbus Small Cap Fund | Bloomberg 2000 Catholic Values Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	10.05%								[9]
Knights of Columbus Small Cap Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.49%	8.02%					8.85%	7.57%	[9]
Knights of Columbus Small Cap Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	6.26%					7.50%	6.34%	[9]
Knights of Columbus Small Cap Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	6.10%					6.94%	5.90%	[9]
Knights of Columbus Small Cap Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.38%	7.93%					8.75%	7.20%	[9]
Knights of Columbus International Equity Fund | Bloomberg World ex-US Large-Mid Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.10%	8.09%					8.93%	7.23%	[11]
Knights of Columbus International Equity Fund | Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	32.61%								[11]
Knights of Columbus International Equity Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.68%	7.21%					8.79%	7.16%	[11]
Knights of Columbus International Equity Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.91%	6.42%					8.17%	6.57%	[11]
Knights of Columbus International Equity Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.97%	5.70%					7.18%	5.80%	[11]
Knights of Columbus International Equity Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.58%	7.10%					8.68%	7.39%	[11]
Knights of Columbus Long/Short Equity Fund | Bloomberg U.S. 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	13.47%		15.19%
Knights of Columbus Long/Short Equity Fund | HFRX Equity Market Neutral Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	3.72%		2.25%
Knights of Columbus Long/Short Equity Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	9.99%		6.11%
Knights of Columbus Long/Short Equity Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.88%	8.94%		5.28%
Knights of Columbus Long/Short Equity Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.34%	7.49%		4.47%
Knights of Columbus U.S. All Cap Index Fund | Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.09%	14.38%
Knights of Columbus U.S. All Cap Index Fund | Knights of Columbus U.S. All Cap Index® (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.09%	13.99%	15.32%
Knights of Columbus U.S. All Cap Index Fund | Bloomberg 3000 Catholic Values Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.82%
Knights of Columbus U.S. All Cap Index Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.20%	13.65%	14.91%
Knights of Columbus U.S. All Cap Index Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	13.02%	14.31%
Knights of Columbus U.S. All Cap Index Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.63%	10.78%	11.98%
Knights of Columbus Real Estate Fund | Bloomberg U.S. 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.09%			15.34%
Knights of Columbus Real Estate Fund | Bloomberg U.S. 3000 REIT Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	4.74%			3.05%
Knights of Columbus Real Estate Fund | Bloomberg U.S. REIT 3000 Catholic Values Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	2.44%
Knights of Columbus Real Estate Fund | I Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.54%)	2.90%			2.96%
Knights of Columbus Real Estate Fund | I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.35%)	0.13%			0.42%
Knights of Columbus Real Estate Fund | I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.91%)	1.19%			1.31%
MetLife Core Plus Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)					2.01%			1.87%
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.34%)					2.34%			2.01%
MetLife Core Plus Fund | I Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	(1.68%)					0.93%			0.66%
MetLife Core Plus Fund | I Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	(0.84%)					1.18%			0.95%
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.31%	(2.03%)					0.63%			0.49%
PineBridge Dynamic Asset Allocation Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%				12.40%
PineBridge Dynamic Asset Allocation Fund | Bloomberg Global Treasury Total Return Index (“Bloomberg Index”) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.82%	(3.73%)				0.00%
PineBridge Dynamic Asset Allocation Fund | Blended 60/40 MSCI ACWI/Bloomberg Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.04%	5.12%				7.49%
PineBridge Dynamic Asset Allocation Fund | U.S. Consumer Price Index Less Food & Energy + 5% (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.76%	9.38%				8.20%
PineBridge Dynamic Asset Allocation Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.50%	2.96%				5.28%
PineBridge Dynamic Asset Allocation Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.80%	2.18%				4.43%
PineBridge Dynamic Asset Allocation Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.76%	2.07%				3.92%
PineBridge Dynamic Asset Allocation Fund | Investor Servicing Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.21%	2.81%				5.17%

[1]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[2]	The inception date of the Bloomberg US Aggregate Catholic Values Custom Screened Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[3]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[4]	The inception date of the Bloomberg US Government/Credit 1-3 Year Catholic Values Custom Screened Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[5]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[6]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[7]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[8]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[9]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[10]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[11]	I Shares of the Fund were offered beginning February 27, 2015. Class S Shares of the Fund were offered beginning July 14, 2015. Index comparison begins February 27, 2015.
[12]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[13]	The inception date of the Bloomberg 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.
[14]	The inception date of the Bloomberg U.S. REIT 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021.